Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions
Related Party Transactions

Note 6—Related Party Transactions

Related Party Loans

The Company issued to the Sponsor on December 14, 2015, as amended and restated on September 1, 2016, an unsecured promissory note pursuant to which the Company was permitted to borrow up to $300,000 in aggregate principal amount. Between inception and the Close Date, the Company borrowed $300,000.  This note was non-interest bearing and was repaid in full to the Sponsor at the Close Date.

The Company issued to the Sponsor on August 11, 2017, as amended and restated on August 30, 2018 and further amended on November 8, 2018, an unsecured promissory note pursuant to which the Company is permitted to borrow up to $850,000 in aggregate principal amount. As of September 30, 2018, the Company has borrowed $700,000 under such note. This note is non-interest bearing and payable on the earlier of January 31, 2019 or the closing of the business combination.

The Sponsor may make a working capital loan to the Company and up to $1,500,000 of such loan may be converted into warrants, at the price of $0.50 per warrant at the option of the Sponsor. Such warrants would be identical to the Private Placement Warrants.

Administrative Services Agreement

The Company presently occupies office space provided by an Affiliate.  The Affiliate has agreed that, until the Company consummates a business combination, it will make such office space, as well as certain support services, available to the Company, as may be required by the Company from time to time. The Company will pay the Affiliate an aggregate of $10,000 per month for such office space and support services.

As of April 30, 2017, the Affiliate has agreed to defer payment of the monthly administrative fee under the Administrative Services Agreement until the initial business combination, at which time all such accrued but unpaid fees will be paid to the Affiliate.  As of September 30, 2018, $170,000 is accrued and included in accrued expenses.

Private Placement Warrants

The Initial Shareholders purchased 16,000,000 Private Placement Warrants at $0.50 per warrant (for an aggregate purchase price of $8,000,000) from the Company in a Private Placement on the Close Date. A portion of the proceeds from the sale of the Private Placement Warrants were placed into the Trust Account. The Initial Shareholders have also purchased an additional 400,000 Private Placement Warrants at $0.50 per warrant (for an aggregate purchase price of $200,000) simultaneously with the underwriter’s exercise of the Over-Allotment Option. Each Private Placement Warrant is exercisable for one‑half of one Class A Share. Two Private Placement Warrants must be exercised for one whole Class A Share at a price of $11.50 per share. The Private Placement Warrants are identical to the Warrants included in the Units to be sold in the Public Offering except that the Private Placement Warrants: (i) will not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, as described in the registration statement relating to the Public Offering, so long as they are held by the Initial Shareholders or any of their permitted transferees. Additionally, the Initial Shareholders have agreed not to transfer, assign or sell any of the Private Placement Warrants, including the Class A Shares issuable upon exercise of the Private Placement Warrants (except to certain permitted transferees), until 30 days after the completion of the business combination.  See “Founder Shares” in Note 6 below.

Founder Shares

In connection with the organization of the Company, on December 14, 2015, an aggregate of 8,625,000 Class B Shares (the “Founder Shares”) were sold to the Sponsor at a price of approximately $0.003 per share, for an aggregate price of $25,000.  In October 2016, the Sponsor transferred 50,000 Founder Shares to each of the Company’s independent directors at a price per share of approximately $0.003 per share. In addition, at such time, each of our independent directors purchased an additional 421,250 Founder Shares from our Sponsor at a price per share of approximately $0.003 per share.  The 8,625,000 Founder Shares included an aggregate of up to 1,125,000 shares that were subject to forfeiture if the Over‑allotment Option was not exercised in full by the Underwriters in order to maintain the Initial Shareholders’ ownership at 20% of the issued and outstanding Ordinary Shares upon completion of the Public Offering. Following the partial exercise of the Over-allotment Option, 875,000 Founder Shares were forfeited in order to maintain the Initial Shareholder’s ownership at 20% of the issued and outstanding Ordinary Shares. On November 28, 2016, our Sponsor sold 161,180 Founder Shares and 350,114 Private Placement Warrants to one of our independent directors at their original purchase price. On July 5, 2017, our Sponsor sold 186,320 Founder Shares and 404,723 Private Placement Warrants to one of our independent directors at their original per share purchase price. On August 17, 2018 the Sponsor and the other holders of Founder Shares agreed to surrender to the Company for no consideration an aggregate of 1,937,500 Founder Shares in connection with the execution of the Merger Agreement, which Founder Shares were canceled. The Initial Shareholders and other holders of our Founder Shares also agreed to surrender to the Company for no consideration an aggregate of 4,421,507 Class B Shares and 16,400,000 Private Placement Warrants immediately prior to the consummation of the Business Combination subject to the satisfaction or waiver of certain closing conditions. The Founder Shares are identical to the Class A Shares included in the Units sold in the Public Offering, except that the Founder Shares (i) have the voting rights described in Note 7, (ii) are subject to certain transfer restrictions described below, and (iii) are convertible into Class A Shares on a one‑for‑one basis, subject to adjustment pursuant to the anti‑dilution provisions contained therein. The Founder Shares may not be transferred, assigned or sold until the earlier of (i) one year after the completion of the business combination and (ii) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after the business combination that results in all of the Public Shareholders having the right to exchange their Class A Shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Class A Shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 trading day period commencing at least 150 days after the business combination, the Founder Shares will be released from the lock‑up.

Subscription Agreements

In connection with the signing of the Merger Agreement on August 17, 2018, the Company entered into a  subscription agreement (the “Initial Subscription Agreement”) with Avista Capital Partners Fund IV L.P., a Delaware limited partnership and Avista Capital Partners Fund IV (Offshore), L.P., a limited partnership formed under the laws of Bermuda (collectively, the “PIPE Investors”) for the purchase and sale of 9,022,741 shares of the Company’s common stock and 4,100,000 warrants to purchase one-half of one share of the Company’s common stock, on substantially the same terms as the Private Placement Warrants, which are to be surrendered by Sponsor pursuant to the Parent Sponsor Letter entered into in connection with the Merger Agreement, for an aggregate purchase price of $46,000,000, immediately following the Domestication through a private placement (the “private placement”) offered to a limited number of accredited investors (as defined by Rule 501 of Regulation D) pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended. The PIPE Investors also purchased, concurrently with the execution and delivery of the Merger Agreement, 3,221,050 shares of Organogenesis common stock for an aggregate purchase price of $46,000,000 (such subscription, collectively with the private placement, the “equity financing”). The purpose of the equity financing was to fund the Business Combination and related transactions and for general corporate purposes.

Note 6—Related Party Transactions

Related Party Loans

The Company issued to the Sponsor on December 14, 2015, as amended and restated on September 1, 2016, an unsecured promissory note pursuant to which the Company was permitted to borrow up to $300,000 in aggregate principal amount. Between inception and the Close Date, the Company borrowed $300,000.  This note was non-interest bearing and was repaid in full to the Sponsor at the Close Date.

The Company issued to the Sponsor on August 11, 2017, an unsecured promissory note pursuant to which the Company is permitted to borrow up to $300,000  in aggregate principal amount. As of December 31, 2017, the Company has borrowed $100,000 under such note. This note is non-interest bearing and payable on the earlier of October 14, 2018 or the closing of the business combination

The Sponsor may make a working capital loan to the Company and up to $1,500,000 of such loan may be converted into warrants, at the price of $0.50 per warrant at the option of the Sponsor. Such warrants would be identical to the Private Placement Warrants.

Administrative Services Agreement

The Company presently occupies office space provided by an Affiliate.  The Affiliate has agreed that, until the Company consummates a business combination, it will make such office space, as well as certain support services, available to the Company, as may be required by the Company from time to time. The Company will pay the Affiliate an aggregate of $10,000 per month for such office space and support services.

As of April 30, 2017, the Affiliate has agreed to defer payment of the monthly administrative fee under the Administrative Services Agreement until the initial business combination, at which time all such accrued but unpaid fees will be paid to the Affiliate.

Private Placement Warrants

The Initial Shareholders purchased 16,000,000 Private Placement Warrants at $0.50 per warrant (for an aggregate purchase price of $8,000,000) from the Company in a Private Placement on the Close Date. A portion of the proceeds from the sale of the Private Placement Warrants were placed into the Trust Account. The Initial Shareholders have also purchased an additional 400,000 Private Placement Warrants at $0.50 per warrant (for an aggregate purchase price of $200,000) simultaneously with the Underwriter’s exercise of the Over-Allotment Option. Each Private Placement Warrant is exercisable for one‑half of one Class A Share. Two Private Placement Warrants must be exercised for one whole Class A Share at a price of $11.50 per share. The Private Placement Warrants are identical to the Warrants included in the Units to be sold in the Public Offering except that the Private Placement Warrants: (i) will not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, as described in the registration statement relating to the Public Offering, so long as they are held by the Initial Shareholders or any of their permitted transferees. Additionally, the Initial Shareholders have agreed not to transfer, assign or sell any of the Private Placement Warrants, including the Class A Shares issuable upon exercise of the Private Placement Warrants (except to certain permitted transferees), until 30 days after the completion of the business combination.

Founder Shares

In connection with the organization of the Company, on December 14, 2015, an aggregate of 8,625,000 Class B Shares (the “Founder Shares”) were sold to the Sponsor at a price of approximately $0.003 per share, for an aggregate price of $25,000.  In October 2016, the Sponsor transferred 50,000 Founder Shares to each of the Company’s independent directors at a price per share of approximately $0.003 per share. In addition, at such time, each of our independent directors purchased an additional 421,500 Founder Shares from our Sponsor at a price per share of approximately $0.003 per share.  The 8,625,000 Founder Shares included an aggregate of up to 1,125,000 shares that were subject to forfeiture if the Over‑allotment Option was not exercised in full by the Underwriters in order to maintain the Initial Shareholders’ ownership at 20% of the issued and outstanding Ordinary Shares upon completion of the Public Offering.  Following the partial exercise of the Over-allotment Option, 875,000 Founder Shares were forfeited in order to maintain the Initial Shareholder’s ownership at 20% of the issued and outstanding Ordinary Shares. On November 28, 2016, our Sponsor sold 161,180 Founder Shares and 350,114 Private Placement Warrants to one of our independent directors at their original purchase price. On July 5, 2017, our Sponsor sold 186,320 Founder Shares and 404,723 Private Placement Warrants to one of our independent directors at their original per share purchase price. The Founder Shares are identical to the Class A Shares included in the Units sold in the Public Offering, except that the Founder Shares (i) have the voting rights described in Note 7, (ii) are subject to certain transfer restrictions described below, and (iii) are convertible into Class A Shares on a one‑for‑one basis, subject to adjustment pursuant to the anti‑dilution provisions contained therein. The Founder Shares may not be transferred, assigned or sold until the earlier of (i) one year after the completion of the business combination and (ii) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after the business combination that results in all of the Public Shareholders having the right to exchange their Class A Shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Class A Shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 trading day period commencing at least 150 days after the business combination, the Founder Shares will be released from the lock‑up.